Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
Assets and liabilities measured at fair value at September 30, 2013 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$435	$-	$-
Available-for-sale securities:
Corporate debentures	8,176	-	-
US government or government
agencies' debentures	425	-	-
Short term investments	-	-	-
Hedging derivatives	-	-	-
Fair value of currency
conversion derivatives	-	786	-

Total at September 30, 2013	$9,036	$786	$-

Liabilities:

Contingent consideration in respect
of acquisition	$-	$-	$4,609
Fair value of currency
conversion derivatives	-	343	-
Total at September 30, 2013	$-	$343	$4,609

Assets and liabilities measured at fair value at December 31, 2012 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$213	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	-	-
US government or government
agencies' debentures	1,658	-	-
Short term investments	1,339	-
Hedging derivatives	-	292	-
Fair value of currency
conversion derivatives	-	691	-

Total at December 31, 2012	$14,224	$983	$-
Liabilities:
Fair value of currency
conversion derivatives
at December 31, 2012	$-	$682	$-

Schedule Of Gross Unrealized Losses On Investment Securities
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At September 30, 2013 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(53)	4,969

Total at September 30, 2013 (unaudited)	(53)	4,969

At December 31, 2012 (audited)

	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(17)	2,918

Total at December 31, 2012 (audited)	(17)	2,918